Loans Receivable Held for Investment, Recorded Investment in Non-accrual Loans by Loan Type (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Held for Investment [Abstract]
Total non-accrual loans	$ 820	$ 424	$ 911
Loans 90 days or more delinquent that were accruing interest	0	0	0
Real Estate [Member] | Single Family [Member]
Loans Receivable Held for Investment [Abstract]
Total non-accrual loans	8	18
Real Estate [Member] | Church [Member]
Loans Receivable Held for Investment [Abstract]
Total non-accrual loans	$ 812	$ 406	$ 911